Defined Benefit Plans - Summary of Defined Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	€ 4,593	€ 4,359		€ 3,989
Defined benefit assets	43	1
Defined benefit liabilities	4,636	4,360	€ 3,989
Retirement Benefit Plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	4,318	4,076		3,714
Other Post Employment Benefit Plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans	275	283		€ 275
Retirement benefit plans in surplus [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit assets	43	1
Retirement benefit plans in deficit [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit liabilities	4,361	4,077
Other post-employment benefit plans in deficit [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit liabilities	€ 275	€ 283